PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 625,692	¥ 620,998
Balance at end of year	589,247	625,692	¥ 620,998
Provision of obligations for dismantlement of oil and gas properties, current	1,563	1,408	1,567
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,874,580	1,793,358
Additions	7,100	5,560
Transferred from construction in progress	141,157	92,323
Invest into the joint ventures and associated companies	(115)	(311)
Reclassification to other long-term assets	1,090	1,477
Disposals	(138,328)	(15,653)
Exchange adjustments	(3,173)	780
Balance at end of year	1,880,131	1,874,580	1,793,358
Accumulated depreciation / amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,248,888)	(1,172,360)
Invest into the joint ventures and associated companies	54	(216)
Reclassification to other long-term assets	169	91
Exchange adjustments	2,890	(728)
Depreciation for the year	(85,062)	(88,335)
Impairment losses for the year	(11,714)	(196)
Written back on disposals	51,667	12,424
Balance at end of year	(1,290,884)	(1,248,888)	(1,172,360)
Plants and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	70,375	67,704
Balance at end of year	74,148	70,375	67,704
Plants and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	130,234	123,946
Additions	390	159
Transferred from construction in progress	10,848	6,261
Reclassifications	1,443	1,051
Invest into the joint ventures and associated companies		(8)
Reclassification to other long-term assets	38	748
Disposals	(6,291)	(469)
Exchange adjustments	(141)	42
Balance at end of year	136,445	130,234	123,946
Plants and buildings | Accumulated depreciation / amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(59,859)	(56,242)
Reclassifications	(393)	(292)
Reclassification to other long-term assets	8	(3)
Exchange adjustments	49	(21)
Depreciation for the year	(4,628)	(4,144)
Impairment losses for the year	(683)	(11)
Written back on disposals	3,209	854
Balance at end of year	(62,297)	(59,859)	(56,242)
Oil and gas properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	140,360	145,436
Balance at end of year	136,872	140,360	145,436
Oil and gas properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	727,552	695,724
Additions	1,563	1,408
Transferred from construction in progress	32,214	31,378
Reclassifications	(125)	(76)
Disposals	(806)	(1,549)
Exchange adjustments	(2,806)	667
Balance at end of year	757,592	727,552	695,724
Oil and gas properties | Accumulated depreciation / amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(587,192)	(550,288)
Reclassifications	98	46
Exchange adjustments	2,703	(667)
Depreciation for the year	(32,054)	(36,289)
Impairment losses for the year	(4,739)
Written back on disposals	464	6
Balance at end of year	(620,720)	(587,192)	(550,288)
Equipment, machinery and others
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	414,957	407,858
Balance at end of year	378,227	414,957	407,858
Equipment, machinery and others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,016,794	973,688
Additions	5,147	3,993
Transferred from construction in progress	98,095	54,684
Reclassifications	(1,318)	(975)
Invest into the joint ventures and associated companies	(115)	(303)
Reclassification to other long-term assets	1,052	729
Disposals	(131,231)	(13,635)
Exchange adjustments	(226)	71
Balance at end of year	986,094	1,016,794	973,688
Equipment, machinery and others | Accumulated depreciation / amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(601,837)	(565,830)
Reclassifications	295	246
Invest into the joint ventures and associated companies	54	(216)
Reclassification to other long-term assets	161	94
Exchange adjustments	138	(40)
Depreciation for the year	(48,380)	(47,902)
Impairment losses for the year	(6,292)	(185)
Written back on disposals	47,994	11,564
Balance at end of year	¥ (607,867)	¥ (601,837)	¥ (565,830)